THE MANAGERS FUNDS
-------------------------------------------------------------------------------

SHORT GOVERNMENT FUND
SHORT & INTERMEDIATE
   BOND FUND
INTERMEDIATE MORTGAGE FUND

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ANNUAL REPORT
December 31, 1995
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Where Leading Money Managers Converge
-------------------------------------------------------------------------------

                               THE MANAGERS FUNDS



Dear Fellow Shareholder:

    A confluence of economic and financial events in 1995 led to a great year for stocks, bonds and The Managers Funds. Moderate economic growth with low inflation allowed the Federal Reserve to ease monetary policy and led to falling interest rates. Bonds were impressive in reversing their dismal 1994 performance by returning +18.5% (Lehman Aggregate Bond Index), their best return in a decade.

    When the year began, short-term rates were still on the rise, and the Federal Reserve implemented its seventh consecutive interest rate hike by increasing the Fed Funds rate by 0.5% on February 1, 1995. Long rates were falling, however, having peaked in November 1994, as investors were seeing evidence of slowing economic growth. As it became clear that inflation was well in check, below 3.0% and stable, bonds of all types and maturities rallied in almost a straight line for the remainder of the year. There was a pause in mid-July, when the market was surprised by strong retail sales and employment reports, until September.

    From the standpoint of bond sectors, U.S. Treasury securities led the market for the entire year. The 30-year Treasury Bond provided a total return of +33.5% for the year, and finished with a yield of 5.95%, down 1.93 percentage points from the year previous. Yields for all other Treasury securities with maturities longer than one year fell in excess of 2.0 percentage points, and provided total returns of +8.1% for one year bills, +17.0% for five year notes, and +23.7% for ten year bonds.

    Corporate bonds performed well, with finance and real estate related issues doing slightly better than industrials. Asset backed securities also performed well despite an abundance of new supply. As might be expected given the strong rally, mortgages lagged slightly, particularly in the second quarter, due to concerns over a rise in prepayments.

    Foreign bond markets provided U.S. investors with healthy returns, particularly in the first half of the year when weakness of the U.S. Dollar relative to foreign currencies increased U.S. Dollar returns. Although foreign bonds continued to appreciate throughout the second half of the year, a U.S. Dollar rebound in the third quarter mitigated some of the returns for U.S. investors. The Salomon Brothers World Government Bond Index returned +16.9% in U.S. Dollars for the first six months, and +1.9% for the second six months for a full year return of +19.1%.

    Within this context, The Managers Funds enjoyed an exceptional year. All of the fixed income portfolio managers performed at or above our expectations for the year. Congratulations to Dan Fuss in particular, who manages the Managers Bond Fund, and was recognized by Morningstar as their fixed income manager of the year. More importantly, all of the investment managers remain invested appropriately according to their respective disciplines and specialties.

    This report provides you with a discussion of our funds' performances, a listing of the investment portfolios, financial statements and the report of independent accountants. As always, should you have any questions on this report, please feel free to contact us or your financial advisor.

   We thank you for your continued investment in The Managers Funds.

   Sincerely,

   /s/  ROBERT P. WATSON

   Robert P. Watson
   President

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THE MANAGERS SHORT GOVERNMENT FUND
Investment Manager's Comments

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    MANAGERS SHORT GOVERNMENT FUND seeks current income by investing in fixed income securities. The Fund is currently managed by Thomas Doyle of Jennison Associates, who has been managing the Fund since December, 1994.

    During the final six months of 1995, MANAGERS SHORT GOVERNMENT FUND provided a total return of +3.5% which brought the return for the full year to +9.7%. For the same periods, the Merrill Lynch 1-2.99 Year Treasury Index returned +4.0% and +11.0%, respectively.

    As has been well documented, 1995 was an excellent year for bonds given the dramatic fall in interest rates across the entire maturity spectrum. Short duration* bonds participated in the rally, although to a lesser extent. Mr. Doyle has managed the portfolio's duration so that it closely mirrors that of the Merrill Lynch 1-2.99 Year Treasury Index, which is currently 1.8 years. Thus, the Fund's returns have mirrored those of the index, and have only been held back by the need to maintain high liquidity, a limitation imposed by the size of the portfolio. As the portfolio grows, this limitation along with the expense ratio should lessen.

    As the Fund's cash flows stabilized throughout the year, Mr. Doyle was able to reduce the U.S. Treasury position in favor of adjustable rate mortgage pools
(ARMs), short duration CMOs, and an asset-backed position. In the fourth quarter, ARMs were eliminated, CMOs were reduced, and the proceeds were invested in Treasuries and cash.

    As of December 31, 1995, the Fund is 55% invested in U.S. Treasury securities, 21% invested in Federal Home Loan CMOs, 5% invested in an asset-backed pool, with the remainder in cash. While the duration remains in line with the index, the average coupon, price and yield to maturity are higher than those of the index.

* Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal+interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity of a bond or portfolio. The longer the duration, the more sensitive the price of the bond is to movements in interest rates.

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MANAGERS SHORT GOVERNMENT FUND
Cumulative Total Return Performance

-------------------------------------------------------------------------------



    The Managers Short Government Fund cumulative total return is based on the monthly change in net asset value (NAV), and assumes that all distributions were reinvested.

    The Merrill Lynch 1-2.99 Year Treasury Index consists of 60 U.S. Treasury securities with maturities between 1 and 3 years. The Index assumes reinvestment of all dividends.

    This chart compares a hypothetical $10,000 investment made in Managers Short Government Fund at the inception on October 15, 1987, to a $10,000 investment made in the Merrill Lynch 1-2.99 Year Treasury Index for the same time period. Past performance is not indicative of future results.


-------------------------------------------------------------------------------
                     MANAGERS SHORT GOVERNMENT FUND (CHART)

                                [GRAPHIC OMITTED]

Plot Points:

                                   Managers Short               ML 1-2.99 Year
                                  Government Fund               Treasury Index
            Inception:
            October 1987             $10,000                      $10,000
                    1987              10,108                       10,123
                    1988              10,704                       10,753
                    1989              11,634                       11,922
                    1990              12,456                       13,081
                    1991              13,804                       14,609
                    1992              14,342                       15,529
                    1993              14,889                       16,369
                    1994              13,976                       16,462
                    1995              15,332                       18,267



-------------------------------------------------------------------------------
This table shows the average annual total return for Managers Short Government Fund for the one-year and five-year periods and since inception, and comparable returns for the Merrill Lynch 1-2.99 Year Treasury Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                     ANNUALIZED
                                       ----------------------------------------
                                                              SINCE THE FUND'S
                                        ONE        FIVE          INCEPTION
                                        YEAR       YEARS      OCTOBER 15, 1987*
                                       ------      -----      -----------------
Managers Short
   Government Fund                       9.7%       4.2%             5.4%
ML1-2.99 Year Treasury Index*           11.0        6.9              7.7
*Returns since October 31, 1987

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                                       3

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MANAGERS SHORT AND INTERMEDIATE BOND FUND
Investment Manager's Comments

-------------------------------------------------------------------------------


    MANAGERS SHORT AND INTERMEDIATE BOND FUND seeks current income by investing in fixed income securities while maintaining an average portfolio maturity between one and five years. On December 1, 1995, the Fund, which had been multi-managed since its inception, was converted to a single portfolio currently managed by Howard Rubin of Standish, Ayer & Wood, who has been managing a portion of the Fund since August, 1991.

    During the final six months of 1995, MANAGERS SHORT AND INTERMEDIATE BOND FUND provided a total return of +6.0% which brought the return for the full year to +15.6%. For the same periods, the Merrill Lynch 1-5 year Government/Corporate Bond Index returned +4.5% and +12.9%, respectively.

    As has been well documented, 1995 was an excellent year for bonds given the dramatic fall in interest rates across the entire maturity spectrum. The Fund outperformed its benchmark primarily because it had been positioned with a duration* slightly longer than that of the index throughout most of the year. This positioning was accomplished, in part, through limited investment in FNMA inverse floating rate, and interest only CMOs, which had very attractive yields relative to the market. As interest rates fell and demand for these types of CMOs recovered, their prices outperformed. In early December 1995, as part of the restructuring to a single managed portfolio, these positions were liquidated.

    Other positions which have contributed positively to performance include several Green Tree Financial asset-backed bonds, positions in financial corporation bonds, and U.S. Treasury securities which led the bond rally.

    The fund currently has 39% of its assets invested in U.S. Treasury securities, 16% invested in mortgage securities, and 37% in corporate bonds, much of which are asset-backed securities. Going forward, the Treasury position will likely be reduced in favor of corporate and mortgage positions as attractive bonds become available. Additionally, 4% of net assets are invested in foreign bonds, and 1% in preferred stocks, with the remainder in cash and equivalents.

    While the bond market is unlikely to duplicate its 1995 performance, the elements which contributed to the market's rally remain in place: slow economic growth, low inflation and the Federal Government trying to balance its budget. With this in mind, Mr. Rubin is currently taking a neutral stance toward the direction of interest rates. At year end, the portfolio had an average life of
3.5 years, and a duration of 2.5 years, just slightly longer than the Merrill Lynch 1-5 year Government/Corporate Index, which had a duration of 2.4 years.

* Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal+interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity of a bond or portfolio. The longer the duration, the more sensitive the price of the bond is to movements in interest rates.

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MANAGERS SHORT AND INTERMEDIATE BOND FUND
Cumulative Total Return Performance

-------------------------------------------------------------------------------

    The Managers Short and Intermediate Bond Fund cumulative total return is based on the monthly change in net asset value (NAV), and assumes that all distributions were reinvested.

    The Merrill Lynch 1-5 Year Government/Corporate Index consists of over 1,500 government and investment grade corporate bonds with maturities between one and five years. The index is heavily weighted in U.S. Treasury issues, which make up over 75% of the index. The index assumes reinvestment of dividends.

    This chart compares a hypothetical $10,000 investment made in Managers Short and Intermediate Bond Fund on December 31, 1985, to a $10,000 investment made in the Merrill Lynch 1-5 Year Government/Corporate Index for the same time period. Past performance is not indicative of future results.

                MANAGERS SHORT AND INTERMEDIATE BOND FUND (CHART)


                                [GRAPHIC OMITTED]



Plot Points:

                       Managers Short And               Merrill Lynch 1-5yr
                     Intermediate Bond Fund              Govt./Corp. Index
       1985                 $10,000                           $10,000
       1986                  11,135                            11,152
       1987                  11,570                            11,707
       1988                  12,240                            12,451
       1989                  13,538                            13,899
       1990                  14,516                            15,244
       1991                  16,372                            17,229
       1992                  18,263                            18,415
       1993                  19,813                            19,729
       1994                  18,153                            19,620
       1995                  20,979                            22,155

-------------------------------------------------------------------------------
This table shows the average annual total return for Managers Short and Intermediate Bond Fund for the one-year, five-year, and ten-year periods through December 31, 1995, and comparable returns for the Merrill Lynch 1-5 Year Government/Corporate Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                   ANNUALIZED
                                     ----------------------------------------
                                      ONE              FIVE             TEN
                                      YEAR             YEARS           YEARS
                                     ------           ------           ------
Managers Short and
   Intermediate Bond Fund            15.6%             7.6%             7.7%

Merrill Lynch 1-5 Year
   Government/Corporate Index        12.9              7.8              8.3

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                                       5

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MANAGERS INTERMEDIATE MORTGAGE FUND
Investment Manager's Comments

--------------------------------------------------------------------------------


    MANAGERS INTERMEDIATE MORTGAGE FUND seeks current income by investing primarily in mortgage related securities. The Fund is currently managed by John Feingold and Michael Porreca of Jennison Associates, who have been managing the Fund since October, 1994.

    During the final six months of 1995, MANAGERS INTERMEDIATE MORTGAGE FUND provided a total return of +5.2% which brought the return for the full year to +17.3%. For the same periods, the Salomon Brothers Mortgage Index returned +5.3% and +16.9%, respectively.

    The Fund benefited from well timed moves between mortgages and U.S. Treasury securities both early in the year, and again late in 1995. Constant recycling into current coupon mortgages helped, as high coupon mortgage prices were stunted by increasing prepayment rates.

    Jennison continues to trade actively in order to maintain duration* closely in line with the benchmark, and to balance both yield and total return objectives of the portfolio. This trading includes purchase of TBA mortgage pools, which are mortgage pools which have yet to be settled. Thus, at times, including the year end, the Fund owns mortgage pools for which it has yet to pay, and has invested the future payment in either cash equivalents, or very short duration CMOs. This has enabled the Fund to remain fully invested while maintaining high liquidity.

    As of December 31, 1995, the Fund is 95% invested in fixed rate mortgage pools, 13% invested in very short duration CMOs, 3% invested in adjustable rate mortgage pools, and 3% invested in government agency bonds. At 3.5 years, the duration is slightly less than that of the index. The average coupon and average price of the portfolio are 7.4%, and 101.5, respectively, which are also slightly less than those of the index, and which is generally beneficial in an environment of increasing prepayments.

* Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal+interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity of a bond or portfolio. The longer the duration, the more sensitive the price of the bond is to movements in interest rates.

-------------------------------------------------------------------------------
MANAGERS INTERMEDIATE MORTGAGE FUND
Cumulative Total Return Performance

-------------------------------------------------------------------------------



    The Managers Intermediate Mortgage Fund cumulative total return is based on the monthly change in net asset value (NAV), and assumes that all distributions were reinvested.

    The Salomon Brothers Mortgage Pass-through Index is designed to cover the performance of the entire mortgage pass-through market, including single family pools of GNMA, FHLMC and FNMA mortgage securities.

    This chart compares a hypothetical $10,000 investment made in Managers Intermediate Mortgage Fund at the inception on May 15, 1986, to a $10,000 investment made in the Salomon Brothers Mortgage Pass-through Index for the same time period. Past performance is not indicative of future results.

                   MANAGERS INTERMEDIATE MORTGAGE FUND (CHART)

                                [GRAPHIC OMITTED]

Plot Points:

                         Managers Intermediate        Salomon Brothers Mortgage
                             Mortgage Fund               Pass-through Index
       Inception:
       May 1986                $10,000                       $10,000
           1986                 11,183                        10,960
           1987                 11,548                        11,405
           1988                 12,401                        12,409
           1989                 14,222                        14,291
           1990                 15,671                        15,849
           1991                 18,520                        18,327
           1992                 20,465                        19,678
           1993                 22,808                        21,061
           1994                 17,098                        20,644
           1995                 20,050                        24,124


-------------------------------------------------------------------------------
This table shows the average annual total returns for Managers Intermediate Mortgage Fund for the one-year and five-year periods and since inception, and comparable returns for the Salomon Brothers Mortgage Pass-through Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                     ANNUALIZED
                                       ----------------------------------------
                                                               SINCE THE FUND'S
                                       ONE         FIVE           INCEPTION
                                       YEAR        YEARS         MAY 15, 1986*
                                       ----        -----       ----------------
Managers Intermediate
   Mortgage Fund                       17.3%        5.1%            7.5%

Salomon Brothers
   Mortgage Pass-through Index*        16.9         8.8              9.6
*Since May 31, 1986

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                                       7

-------------------------------------------------------------------------------
THE MANAGERS FUNDS PERFORMANCE
All periods ending December 31, 1995

-------------------------------------------------------------------------------

                                                 AVERAGE ANNUALIZED TOTAL RETURNS*
                                     -----------------------------------------------------------
                                                                              SINCE    INCEPTION
EQUITY FUNDS                         1 YEAR   3 YEARS   5 YEARS  10 YEARS   INCEPTION     DATE
  Managers Income Equity             34.36%    15.09%    16.70%   12.86%      14.30%    Oct. 84
  Managers Capital Appreciation      33.39%    15.20%    17.39%   14.25%      15.52%    June 84
  Managers Special Equity            33.94%    15.39%    21.54%   15.62%      15.64     June 84
  Managers International Equity      16.24%    17.89%    15.08%   14.46%      14.46%    Dec. 85

FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------

  Managers Short Government           9.71%     2.25%     4.24%      --        5.37%    Oct. 87
  Managers Short & Intermediate      15.57%     4.73%     7.64%    7.69%       8.96%    June 84
  Managers Intermediate Mortgage     17.27%    -0.68%     5.05%      --        7.53%    May 86
  Managers Bond Fund                 30.91%    10.64%    11.71%   10.52%      11.94%    June 84
  Managers Global Bond               19.08%       --        --       --        9.28%    Mar. 94


=================================================================================================

 * Total  return  equals  income  yield plus  share  price  change  and  assumes reinvestment of all dividends and capital gain distributions.  No adjustment has been made for taxes payable by  shareholders on their  reinvested  dividends and capital gain distributions.

    Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For additional or more recent information on The Managers Funds, including a prospectus, call (800)835-3879. Please read the prospectus carefully before you invest or send money.

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MANAGERS SHORT GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1995

--------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT                  VALUE
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 54.8%
U.S. Treasury Notes,
   7.500%, 12/31/96                            $  900,000             $  919,683
   7.250%, 02/15/98                               800,000                831,872
   9.250%, 08/15/98                               800,000                877,496
   8.875%, 11/15/98                               520,000(DAGGER)        569,317
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (cost $3,168,545)                                                   3,198,368
                                                                      ----------
U. S. GOVERNMENT AGENCY
   OBLIGATIONS -- 20.6%
FHLMC Series 169,
   Class I, PAC,
   9.000%, 12/15/2019                             572,895                577,828
FHLMC Series 1398,
   Class C, PAC,
   5.000%, 11/15/2000                             309,323                307,572
FHLMC-GNMA Series 32,
   Class PA, PAC,
   5.150%, 07/25/2006                             317,291                315,988
                                                                      ----------
TOTAL U. S. GOVERNMENT
   AGENCY OBLIGATIONS
   (cost $1,197,661)                                                   1,201,388
                                                                      ----------
CORPORATE OBLIGATIONS -- 5.2%
World Omni Automobile Lease
   6.050%, 11/25/2001                             300,000                301,779
                                                                      ----------
TOTAL CORPORATE OBLIGATIONS
   (cost $300,000)                                                       301,779
                                                                      ----------


--------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT                  VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 17.9%
State Street Bank, dated 12/29/95, due
   01/02/96, 5.000%, total to be received
   $1,045,581 (secured by $4,470,000 U.S.
   Treasury Bills, due 05/16/1996, market
   value $1,069,209), at cost                  $1,045,000             $1,045,000
                                                                      ----------
TOTAL INVESTMENTS -- 98.5%
   (cost $5,711,206)                                                   5,746,535

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                    89,675
                                                                      ----------
NET ASSETS -- 100.0%                                                  $5,836,210
                                                                      ==========

--------------------------------------------------------------------------------
Note: Based on the cost of investments of $5,711,206 for Federal income tax purposes at December 31, 1995, the aggregate gross unrealized appreciation and depreciation was $36,304 and $975, respectively, resulting in net unrealized appreciation of investments of $35,329.

--------------------------------------------------------------------------------
(DAGGER)Certain principal amounts held are segregated as collateral against futures contracts.
--------------------------------------------------------------------------------
ABBREVIATIONS:
PAC: Planned Amortization Class (PAC) tranches provide investors with scheduled payments (PAC Schedule) over a range of prepayment speeds (PAC band or range). PAC tranches typically are combined with companion tranches that reduce the risk of prepayments varying from a constant speed or range.
--------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1995: 10 Two-Year U.S. Treasury Note contracts, expiring 3/96, face amount $2,500,000, with unrealized appreciation of $9,281.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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MANAGERS SHORT AND INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1995


--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------

CORPORATE DEBT SECURITIES -- 37.3%
ASSET-BACKED SECURITIES -- 15.3%
Advanta Home Equity Loan
   Trust, Series 1992-2,
   Class A1, MBIA insured,
   7.150%**, 06/25/08                                  $ 238,641       $ 240,952
Contimortgage Home Equity
   Loan Trust, Series 1995-3,
   Class A2,
   6.860%, 07/15/10                                      200,000         203,062
EquiCredit Home Equity Loan
   Trust, Series 1993-4, Class A,
   FGIC insured,
   5.725%, 12/15/08                                       82,149          80,454
Green Tree Financial Corp.,
   Series 1994-A, Class A,
   6.900%, 02/15/04                                      535,985         539,667
Green Tree Financial Corp.,
   Series 1995-A, Class A,
   7.250%, 07/15/05                                       66,665          67,456
Green Tree Financial Corp.,
   Series 1993-2, Class  A2,
   6.100%, 07/15/18                                      350,000         352,898
Green Tree Financial Corp.,
   Series 1993-4, Class A2,
   5.850%, 01/15/19                                      450,000         450,842
HFC Home Equity Trust,
   Series 1992-2A, Class A,
   MBIA insured,
   6.650%, 11/20/12                                       76,763          77,026
MBNA Master Credit Card
   Trust, Series 1991-1, Class A,
   7.750%, 10/15/98                                      250,000         253,828
Old Stone Credit Corp. Home
   Equity Loan Trust, Series
   92-4, Class A, FGIC insured,
   6.550%, 10/25/07                                       84,497          84,603
Remodelers Home Improvement
   Loan Asset-Backed
   Certificates, Series 1995-3,
   Class A2,
   6.800%, 12/20/07 (a)                                  125,000         128,735
The Money Store Home Equity
   Loan Trust, Series 1992-B,
   Class A, MBIA insured,
   6.900%, 07/15/07                                      130,362         131,930

--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (continued)
The Money Store Home Equity
   Loan Trust, Series 1995-C,
   Class A3,
   6.550%, 06/15/17                                    $ 475,000       $ 477,593
UCFC Loan Trust, Series
   1993-B1, Class A1,
   FGIC insured,
   6.075%, 07/25/14                                      484,174         479,332
World Omni Automobile
   Lease Securitization Trust,
   Series 1994-B,
   7.950%, 01/25/01                                      300,000         307,593
                                                                       ---------
  TOTAL ASSET-BACKED SECURITIES                                        3,875,971
                                                                       ---------
BANKS AND FINANCIAL SERVICES -- 12.5%
Anchor Bancorp Inc.
   Senior Notes,
   8.937%, 07/09/03                                      100,000         103,750
Capital One Bank,
   6.660%, 08/17/98                                      100,000         101,868
Caterpillar Financial Services,
   Medium-Term Notes,
   6.100%, 07/15/99                                      100,000         100,833
ERP Operating LP, Floating
   Rate Notes,
   6.625%**, 12/22/97                                    225,000         226,197
Finova Capital Corp.,
   6.450%, 06/01/00                                      100,000         101,395
First Nationwide Holdings Inc.,
   12.250%, 05/15/01                                     225,000         255,375
Fleet Financial Group, Inc.,
   7.250%, 10/15/97                                      200,000         205,694
Goldman Sachs Group L.P.,
   6.200%, 01/15/01 (a)                                  175,000         175,895
   6.375%, 06/15/00 (a)                                   50,000          50,590
   6.200%, 12/15/00 (a)                                  250,000         251,465
Huntington Bankshares, Inc.,
   Medium-Term Notes,
   6.150%, 10/15/98                                      200,000         202,602
Merrill Lynch & Co., Inc. Notes,
   6.700%, 08/01/00                                      225,000         231,990
Midlantic Banks Corp.,
   Sub. Notes,
   9.875%, 12/01/99                                       99,000         112,394
NationsBank Corp.,
   Senior Notes,
   5.375%, 04/15/00                                      100,000          98,155

--------------------------------------------------------------------------------
                                       10

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MANAGERS SHORT AND INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
December 31, 1995

--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------
BANKS AND FINANCIAL SERVICES (continued)
Reliance Group Holdings Inc.,
   Senior Notes,
   9.000%, 11/15/00  $ 200,000 $                         205,750
Salomon Inc., Medium-Term
   Notes,
   6.820%, 07/26/99                                      300,000         303,186
Smith Barney Holdings Inc.,
   6.625%, 06/01/00                                      100,000         102,723
United Companies Financial
   Corp., Senior Notes,
   7.000%, 07/15/98                                      100,000         102,032
USF&G Corp., Senior Notes,
   7.000%, 05/15/98                                      225,000         230,513
                                                                       ---------
    Total Banks and Financial Services                                 3,162,407
                                                                       ---------
INDUSTRIALS -- 8.0%
ADT Operations Inc.,
   Senior Notes,
   8.250%, 08/01/00                                      146,000         154,030
Continental Cablevision Inc.,
   Senior Notes,
   8.300%, 05/15/06 (a)300,000                           302,073
Hertz Corp.,
   9.500%, 05/15/98                                      200,000         216,022
News American Holdings Inc.,
   Senior Notes,
   7.500%, 03/01/00                                      225,000         236,644
Occidental Petroleum Corp.,
   Medium-Term Notes,
   5.950%, 11/09/98                                      200,000         201,010
Owens-Illinois, Inc.,
   11.000%, 12/01/03                                     150,000         169,500
Purity Supreme Inc.,
   11.750%, 08/01/99                                     100,000         109,500
Time Warner, Inc.,
   7.750%, 06/15/05                                      500,000         520,515
Viacom Inc., Senior Notes,
   7.750%, 06/01/05                                      100,000         106,197
                                                                       ---------
  TOTAL INDUSTRIALS                                                    2,015,491
                                                                       ---------
INDEXED NOTES -- 1.5%
Ford Motor Credit Corp.,
   Medium-Term Notes,
   5 Year CMT,
   4.820%**, 07/12/96                                    200,000         198,374

--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------


Indexed Notes  (CONTINUED)
Salomon Inc., 3 Year CMT,
   5.767%**, 04/05/99                                  $ 180,000      $  169,875
                                                                      ----------
  TOTAL INDEXED NOTES                                                    368,249
                                                                      ----------
TOTAL CORPORATE DEBT SECURITIES
   (cost $9,335,199)                                                   9,422,118
                                                                      ----------
--------------------------------------------------------------------------------
FOREIGN CORPORATE
OBLIGATIONS -- 4.4%
Brascan Ltd.,
   7.375%, 10/01/02                                       225,000        232,730
Cott Corp., Senior Notes,
   9.375%, 07/01/05                                       335,000        329,138
Doman Industries Ltd.,
   Senior Notes,
   8.750%, 03/15/04                                       125,000        118,438
Domtar Inc., Notes,
   12.000%, 04/15/01                                      100,000        118,250
Malette Inc., Senior Notes,
   12.250%, 07/15/04                                      100,000        112,000
Westpac Bank Corp.,
   Eurodollar Notes,
   8.000%, 05/28/96                                       200,000        201,684
                                                                       ---------
TOTAL FOREIGN CORPORATE OBLIGATIONS
   (cost $1,129,056)                                                   1,112,240
                                                                       ---------
--------------------------------------------------------------------------------
U. S. GOVERNMENT AGENCY
OBLIGATIONS -- 15.7%
FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC) -- 3.9%
FHLMC
       7.500%,05/01/00
         through 08/01/00                               619,573          628,733
       8.750%,04/02/01
         through 10/01/01                               333,930          346,660
                                                                         -------
  TOTAL FHLMC                                                            975,393
                                                                         -------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 1.5%
FNMA Super Floater
4.820%**, 04/29/96                                      400,000          394,000
                                                                         -------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
MANAGERS SHORT AND INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
December 31, 1995

--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA) -- 8.0%
GNMA
       9.000%, TBA (b)                               $  225,000       $  238,358
       9.000%, 01/15/25
         through 03/15/25                               657,278          728,082
       10.500%, 09/15/98
         through 12/15/00                               184,770          194,989
       11.000%, 05/15/98
         through 03/20/01                               450,965          476,307
       11.500%, 01/15/99
         through 04/15/00                               151,136          159,784
       12.000%, 05/15/99
         through 10/15/00                               200,501          212,531
                                                                      ----------
  TOTAL GNMA                                                           2,010,051
                                                                      ----------
RESOLUTION TRUST CORPORATION -- 2.3%
Series 1992-M2, Class A4,
       8.465%, 03/25/20                                  12,159           12,144
Series 1992-12, Class A2A,
       7.500%, 08/25/23                                  63,186           63,759
Series 1992-7, Class A1,
       6.833%, 03/25/22                                 505,641          504,140
                                                                      ----------
  TOTAL RESOLUTION TRUST CORPORATION                                     580,043
                                                                      ----------
TOTAL U. S. GOVERNMENT
   AGENCY OBLIGATIONS
   (cost $3,955,564)                                                   3,959,487
                                                                      ----------
U.S. TREASURY NOTES -- 39.1%
       6.750%, 05/31/97                               1,775,000        1,811,600
       5.500%, 09/30/97                               2,000,000        2,010,320
       5.125%, 11/30/98                               2,680,000        2,671,210
       5.000%, 01/31/99                                  25,000           24,813
       6.875%, 07/31/99                               1,450,000        1,522,500
       6.875%, 08/31/99                               1,175,000        1,234,855
United States Treasury Notes
   Principal Strip
       0.000%*, 11/15/99                                715,000          582,810
                                                                      ----------
TOTAL U.S. TREASURY NOTES
   (cost $9,818,433)                                                   9,858,108
                                                                      ----------
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.1%
Bank United Texas FSB,
   Houston, Series A,
   Rate 10.120%                                           4,900         $129,850
Conagra Capital LC,
   Series B, Adjustable Rate,
   Rate 5.985%**                                          7,000          149,626
                                                                        --------
TOTAL PREFERRED STOCKS
   (cost $305,467)                                                       279,476
                                                                        --------
--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                     AMOUNT              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
State Street Bank, dated 12/29/95, due
   01/02/96, 5.000%, total to be received
   $370,206 (secured by $385,000 U.S.
   Treasury Bills, due 05/16/96, market
   value $377,657), at cost                    $   370,000(DAGGER)       370,000
                                                                     -----------
TOTAL INVESTMENTS -- 99.1%
   (cost $24,913,719)                                                 25,001,429
OTHER ASSETS, LESS LIABILITIES -- 0.9%                                   239,681
                                                                     -----------
NET ASSETS -- 100.0%                                                 $25,241,110
                                                                     ===========
--------------------------------------------------------------------------------
Note: Based on the cost of investments of $24,913,719 for Federal income tax purposes at December 31, 1995, the aggregate gross unrealized appreciation and depreciation was $191,135 and $103,425, respectively, resulting in net unrealized appreciation of investments of $87,710.

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
MANAGERS SHORT AND INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)
December 31, 1995
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED):
The composition of long-term debt holdings as a percentage of total value of investments in securities is as follows:
S&P's/Moody's Ratings

          Gov't/AAA        64%
             AA             5
              A             8
             BBB           15
             BB             8
                          ---
                          100%
                          ===
    *   Zero coupon security.
    ** Variable rate security. Coupon or dividend rate disclosed is that in effect at December 31, 1995.
(DAGGER)Certain principal amounts held are segregated  as collateral for
        TBA securities.
    (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1995, the value of these securities amounted to $908,759 or 3.60% of net assets.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    (b) TBA securities are purchased on a forward commitment basis with an approximate principal amount, interest rate and no definite maturity date. The actual principal amount, interest rate, and maturity date will be determined upon settlement. Such securities are subject to market fluctuations during the period from transaction date to settlement date. At December 31, 1995, such securities amounted to $238,358 at value.

ABBREVIATIONS:
  CMT: Constant Maturity Treasury Index
 FGIC: Insured by Financial Guaranty Insurance Co.
 MBIA: Insured by Municipal Bond Investors Assurance Corp.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
MANAGERS INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1995

--------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT                  VALUE
--------------------------------------------------------------------------------

U. S. GOVERNMENT AGENCY
OBLIGATIONS -- 113.3%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA) -- 82.8%
   7.000%, TBA*                              $ 2,000,000             $ 2,015,624
   7.500%, TBA*                                5,000,000               5,121,874
   6.500%, 07/01/08
     through 12/01/25                         14,761,605(DAGGER)      14,749,475
   7.000%, 09/01/25
     through 11/01/25                          6,424,405               6,476,571
   7.500%, 09/01/09
     through 07/01/10                          4,666,723(DAGGER)       4,799,398
                                                                     -----------
  TOTAL FNMA                                                          33,162,942
                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA) -- 15.2%
   6.750%**, 12/20/17                            641,756                 656,896
   8.500%**, 01/20/25                            506,806                 520,034
   10.000%, 02/15/20
     through 02/15/25                          2,639,102               2,910,677
   10.000%, 12/15/23
     through 02/15/25                          1,998,764               1,982,522
                                                                     -----------
  TOTAL GNMA                                                           6,070,129
                                                                     -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS (CMOS) -- 12.7%
FHLMC Series 169,
   Class I PAC,
   9.000%, 12/15/19                            3,142,968               3,170,030
FHLMC Series 1678,
   Class PA PAC,
   5.000%, 04/15/99                              373,203                 372,230
FHLMC Series 1694,
   Class PB PAC,
   4.750%, 08/15/08                            1,000,000(DAGGER)         992,920
FNMA Series 93-45,
   Class PC PAC,
   5.000%, 05/25/11                              560,000(DAGGER)         555,918
                                                                     -----------
  TOTAL CMOS                                                           5,091,098
                                                                     -----------
OTHER AGENCY OBLIGATIONS -- 2.6%
Tennessee Valley Authority
   6.235%, 07/15/45                            1,000,000               1,035,610
                                                                     -----------
TOTAL U. S. GOVERNMENT
   AGENCY OBLIGATIONS
   (cost $44,510,734)                                                 45,359,779
                                                                     -----------


--------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT                 VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 4.3%
State Street Bank, dated 12/29/95, due
   01/02/96, 5.000%, total at maturity
   $1,700,945 (secured by $1,770.000 U.S.
   Treasury Bills, due 05/16/96, market
   value $1,736,239), at cost                  $1,700,000           $ 1,700,000
                                                                    -----------
TOTAL INVESTMENTS -- 117.6%
   (cost $46,210,734)                                                47,059,779

OTHER ASSETS, LESS LIABILITIES -- (17.6%)                            (7,037,815)
                                                                    -----------
NET ASSETS -- 100.0%                                                $40,021,964
                                                                    ===========

--------------------------------------------------------------------------------
Note: Based on the cost of investments of $46,210,778 for Federal income tax purposes at December 31, 1995, the aggregate gross unrealized appreciation and depreciation was $856,645 and $7,644, respectively, resulting in net unrealized appreciation of investments of $849,001.
--------------------------------------------------------------------------------
     * TBA securities are purchased on a forward commitment basis with an approximate principal amount, interest rate, and no definite maturity date. The actual principal amount, interest rate, and maturity date will be determined upon settlement. Such securities are subject to market fluctuations during the period from transaction date to settlement date. At December 31, 1995, such securities amounted to $7,137,498, at value.

     ** Variable rate security. Coupon rate disclosed is that in effect at December 31, 1995.

(DAGGER) Certain principal amounts held are segregated as collateral for TBA securities or futures contracts.
--------------------------------------------------------------------------------
ABBREVIATIONS:
PAC: Planned Amortization Class (PAC) tranches provide investors with scheduled payments (PAC Schedule) over a range of prepayment speeds (PAC band or range). PAC tranches typically are combined with companion tranches that reduce the risk of prepayments varying from a constant speed or range.
--------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1995: 10 30-Year U.S. Treasury Bond contracts, expiring 3/96, face amount $1,000,000, with unrealized appreciation of $50,125.
--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1995
--------------------------------------------------------------------------------

                                                             MANAGERS            MANAGERS            MANAGERS
                                                               SHORT            SHORT AND         INTERMEDIATE
                                                            GOVERNMENT         INTERMEDIATE         MORTGAGE
                                                               FUND              BOND FUND            FUND
                                                           ------------        ------------       ------------
ASSETS:
   Investments at value*                                   $  4,701,535        $ 24,631,429       $ 45,359,779
   Repurchase agreements at cost and value                    1,045,000             370,000          1,700,000
   Cash                                                           2,508               1,474              1,047
   Foreign currency (cost $378)                                      --                 370                 --
   Receivable for closed forward foreign
      currency contracts                                             --               6,153                 --
   Receivable for Fund shares sold                                9,152             304,758             76,833
   Dividends and interest receivable                             99,730             285,302            279,969
   Variation margin receivable                                    1,406                  --              3,438
   Prepaid expenses                                               6,516              11,381             16,020
                                                           ------------        ------------       ------------
         Total assets                                         5,865,847          25,610,867         47,437,086
                                                           ------------        ------------       ------------
LIABILITIES:
   Payable for Fund shares repurchased                            2,569              25,466            197,949
   Dividends payable to shareholders                              6,492              39,709            111,086
   Payable for investments purchased                                 --             240,539                 --
   Payable for investments purchased - delayed delivery              --                  --          7,038,958
   Accrued expenses:
     Investment advisory and management fees                        982              10,524             15,710
     Administrative fees                                             --               5,262              8,728
     Other                                                       19,594              48,257             42,691
                                                            ------------        ------------       ------------
        Total liabilities                                        29,637             369,757          7,415,122
                                                            ------------        ------------       ------------
  NET ASSETS                                                $ 5,836,210         $25,241,110        $40,021,964
                                                            ===========         ===========        ===========
   Shares outstanding                                           328,526           1,283,462          2,575,402
                                                            ===========         ===========        ===========
   Net asset value, offering and redemption
       price per share                                           $17.76              $19.67             $15.54
                                                            ===========         ===========        ===========
NET ASSETS REPRESENT:
   Paid-in capital                                         $ 19,145,844        $ 39,996,341       $119,239,830
   Dividends in excess of net investment income                      --             (42,324)           (19,329)
   Accumulated net realized loss from investments,
     options, futures transactions, and foreign
     currency translations                                  (13,354,244)        (14,800,609)       (80,097,707)
   Net unrealized appreciation of investments,
       futures and foreign currency translations                 44,610              87,702            899,170
                                                           ------------        ------------       ------------

NET ASSETS                                                 $  5,836,210        $ 25,241,110       $ 40,021,964
                                                           ============        ============       ============
   *  Investments at cost                                  $  4,666,206        $ 24,543,719       $ 44,510,734
                                                           ============        ============       ============


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF OPERATIONS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

                                                              MANAGERS          MANAGERS            MANAGERS
                                                               SHORT            SHORT AND         INTERMEDIATE
                                                            GOVERNMENT         INTERMEDIATE         MORTGAGE
                                                               FUND              BOND FUND            FUND
                                                           ------------        ------------       ------------

INVESTMENT INCOME:
   Interest income                                           $544,532           $2,031,965         $3,568,569
   Dividend income                                                 --               25,150                 --
Foreign withholding tax                                            --                 (332)                --
   Other income                                                    --                   41                 --
                                                             --------           ----------         ----------
         Total investment income                              544,532            2,056,824          3,568,569
                                                             --------           ----------         ----------

EXPENSES:
Investment advisory and management fees                        35,628              128,254            214,141
   Administrative fees                                         15,835               61,726            114,510
   Custodian fees                                              18,761               85,833             53,660
   Audit fees                                                  25,606               42,889             47,760
   Transfer agent fees                                          9,776               25,002             44,318
   Registration fees                                            9,829               11,459             15,354
   Insurance                                                    5,409                8,480             18,169
   Legal fees                                                   1,429                4,687              9,751
   Trustee fees                                                   717                2,277              4,731
   Miscellaneous expenses                                       7,909               14,803             32,891
                                                             --------           ----------         ----------
         Total expenses                                       130,899              385,410            555,285
   Less:  fee waivers                                         (31,715)                  --                 --
                                                             --------           ----------         ----------
           Net expenses                                        99,184              385,410            555,285
                                                             --------           ----------         ----------
         Net investment income                                445,348            1,671,414          3,013,284
                                                             --------           ----------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investment transactions
     and futures contracts                                    193,188             (847,228)         2,258,983
   Net realized gain on foreign currency contracts
     and translations                                              --               69,943                 --
   Net unrealized appreciation of investments and futures     111,540            2,833,306          2,502,951
                                                             --------           ----------         ----------
         Net realized and unrealized gain on investments      304,728            2,056,021          4,761,934
                                                             --------           ----------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $750,076           $3,727,435         $7,775,218
                                                             ========           ==========         ==========

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------


                                                                       MANAGERS
                                                                   SHORT GOVERNMENT
                                                                         FUND
                                                              ----------------------------
                                                                 For the         For the
                                                               year ended      year ended
                                                              December 31,    December 31,
                                                                  1995            1994
                                                              -----------     ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income                                      $   445,348     $  3,570,920
   Net realized gain (loss) on investments, futures
     and foreign currency transactions                            193,188      (11,783,455)
   Net unrealized appreciation (depreciation) of
     investments, futures and foreign currency translations       111,540        2,888,059
                                                              -----------     ------------
         Net increase (decrease) in net assets
           resulting from operations                              750,076       (5,324,476)
                                                              -----------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                    (227,852)      (3,441,498)
   In excess of net investment income                            (142,157)        (218,932)
                                                              -----------     ------------
         Total distributions to shareholders                     (370,009)      (3,660,430)
                                                              -----------     ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                  3,537,951       18,496,938
    Net asset value of shares issued in connection
      with reinvestment of dividends                              202,898        1,248,892
    Cost of shares repurchased                                 (8,548,048)     (88,371,151)
                                                              -----------     ------------
         Net decrease from capital share transactions          (4,807,199)     (68,625,321)
                                                              -----------     ------------
   Total decrease in net assets                                (4,427,132)     (77,610,227)

NET ASSETS:
  Beginning of year                                            10,263,342       87,873,569
                                                              -----------     ------------
   End of year                                                $ 5,836,210     $ 10,263,342
                                                              ===========     ============
End of year undistributed (overdistributed)
   net investment income                                      $        --       $ (218,932)
                                                              ===========     ============
------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Sale of shares                                                 202,248          982,799
   Shares issued in connection with reinvestment
     of dividends                                                  11,629           69,150
   Shares repurchased                                            (490,616)      (4,986,854)
                                                              -----------     ------------
         Net decrease in shares                                  (276,739)      (3,934,905)
                                                              ===========     ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------


                                                                           MANAGERS                           MANAGERS
                                                                    SHORT AND INTERMEDIATE              INTERMEDIATE MORTGAGE
                                                                           BOND FUND                            FUND
                                                                 ----------------------------      ---------------------------
                                                                   For the           For the         For the          For the
                                                                  year ended       year ended       year ended      year ended
                                                                 December 31,     December 31,     December 31,    December 31,
                                                                     1995             1994            1995             1994
                                                                 ------------    ------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income                                          $ 1,671,414     $ 6,165,205      $  3,013,284   $ 14,176,686
   Net realized gain (loss) on investments, futures
     and foreign currency transactions                               (777,285)     (9,749,616)        2,258,983    (81,283,088)
   Net unrealized appreciation (depreciation) of
     investments, futures and foreign currency translations         2,833,306      (3,918,984)        2,502,951      6,484,814
                                                                 ------------    ------------      ------------   ------------
         Net increase (decrease) in net assets
           resulting from operations                                3,727,435      (7,503,395)        7,775,218    (60,621,588)
                                                                 ------------    ------------      ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                      (1,480,432)     (5,642,311)       (3,252,564)   (13,954,199)
   In excess of net investment income                                 (36,365)       (328,011)          (19,329)            --
                                                                 ------------    ------------      ------------   ------------
         Total distributions to shareholders                       (1,516,797)     (5,970,322)       (3,271,893)   (13,954,199)
                                                                 ------------    ------------      ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                      9,664,857      30,217,747         3,468,386     69,762,321
     Net asset value of shares issued in connection
       with reinvestment of dividends                                 851,710       1,784,218         1,522,227      5,579,776
     Cost of shares repurchased                                   (18,441,928)    (99,799,969)      (25,457,501)  (216,642,213)
                                                                 ------------    ------------      ------------   ------------
         Net decrease from capital share transactions              (7,925,361)    (67,798,004)      (20,466,888)  (141,300,116)
                                                                 ------------    ------------      ------------   ------------
   Total decrease in net assets                                    (5,714,723)    (81,271,721)      (15,963,563)  (215,875,903)

NET ASSETS:
  Beginning of year                                                30,955,833     112,227,554        55,985,527    271,861,430
                                                                 ------------    ------------      ------------   ------------
   End of year                                                   $ 25,241,110    $ 30,955,833      $ 40,021,964   $ 55,985,527
                                                                 ============    ============      ============   ============
End of year undistributed (overdistributed)
   net investment income                                             $(42,324)     $ (328,011)       $  (19,329)    $  419,299
                                                                 ============    ============      ============   ============
------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Sale of shares                                                     509,053       1,492,954           230,089      3,696,743
   Shares issued in connection with reinvestment
     of dividends                                                      45,216          90,765           101,672        325,969
   Shares repurchased                                                (985,098)     (5,155,346)       (1,699,063)   (13,245,121)
                                                                 ------------    ------------      ------------   ------------
         Net decrease in shares                                      (430,829)     (3,571,627)       (1,367,302)    (9,222,409)
                                                                 ============    ============      ============   ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
MANAGERS SHORT GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock oustanding throughout each year
--------------------------------------------------------------------------------

                                                                        Year ended December 31,
                                             -----------------------------------------------------------------------------

                                             1995(b)            1994               1993             1992*            1991*
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR           $16.96            $19.35             $19.86           $20.35           $19.86
                                             ------            ------             ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                       0.98              0.86               1.28             1.26             1.58
   Net realized and unrealized
     gain (loss) on investments                0.63             (2.01)             (0.53)           (0.49)            0.49
                                             ------            ------             ------           ------           ------
       Total from investment operations        1.61             (1.15)              0.75             0.77             2.07
                                             ------            ------             ------           ------           ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                 (0.50)            (1.17)             (1.26)           (1.26)           (1.58)
   In excess net investment income            (0.31)            (0.07)                --               --               --
                                             ------            ------             ------           ------           ------
       Total distributions to shareholders    (0.81)            (1.24)             (1.26)           (1.26)           (1.58)
                                             ------            ------             ------           ------           ------
NET ASSET VALUE, END OF YEAR                 $17.76            $16.96             $19.35           $19.86           $20.35
                                             ======            ======             ======           ======           ======

--------------------------------------------------------------------------------------------------------------------------
Total Return                                    9.71%(DAGGER)   (6.18)%(DAGGER)     3.81%(DAGGER)    3.90%(DAGGER)   10.82%(DAGGER)
==========================================================================================================================
Ratio of net expenses to average net assets     1.25%            0.97%              0.87%            0.76%            0.58%
Ratio of net investment income to average
   net assets                                   5.62%            7.06%              8.71%            6.24%            6.08%
Portfolio turnover                               238%             140%               189%             168%              84%
Net assets at end of year (000's omitted)     $5,836          $10,263            $87,874         $142,874         $144,042
==========================================================================================================================
Expense Waiver (a)
--------------
Ratio of total expenses to average net assets   1.65%            1.03%              0.96%            0.83%            0.59%
Ratio of net investment income to average
   net assets                                   5.22%            7.00%              8.62%            6.17%            8.25%
==========================================================================================================================

     (a) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees in effect for the period presented, if applicable. (See Note 2).
     (b) Calculated using the average shares outstanding during the year.
(DAGGER) The total return would have been lower had certain expenses not been reduced during the periods shown.
       * Audited by prior auditors.

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
MANAGERS SHORT AND INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock oustanding throughout each year
--------------------------------------------------------------------------------

                                                                        Year ended December 31,
                                             ------------------------------------------------------------------------------
                                              1995              1994               1993             1992*            1991*
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR           $18.06            $21.23             $20.89           $20.33           $19.43
                                             ------            ------             ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                       1.28              1.45               1.38             1.69             1.50
   Net realized and unrealized
     gain (loss) on investments                1.45             (3.17)              0.34             0.57             0.88
                                             ------            ------             ------           ------           ------
       Total from investment operations        2.73             (1.72)              1.72             2.26             2.38
                                             ------            ------             ------           ------           ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                 (1.09)            (1.37)             (1.38)           (1.70)           (1.48)
   In excess of net investment income         (0.03)            (0.08)                --               --               --
                                             ------            ------             ------           ------           ------
       Total distributions to shareholders    (1.12)            (1.45)             (1.38)           (1.70)           (1.48)
                                             ------            ------             ------           ------           ------
NET ASSET VALUE, END OF YEAR                 $19.67            $18.06             $21.23           $20.89           $20.33
                                             ======            ======             ======           ======           ======
--------------------------------------------------------------------------------------------------------------------------
Total Return                                  15.57%            (8.37)%             8.49%           11.55%           12.78%(DAGGER)
==========================================================================================================================
Ratio of net expenses to average net assets    1.50%             1.05%              0.94%            0.86%            0.96%
Ratio of net investment income to average
   net assets                                  6.52%             7.11%              6.58%            8.33%            7.41%
Portfolio turnover                              131%               57%               126%             117%             536%
Net assets at end of year (000's omitted)   $25,241           $30,956           $112,228          $72,031          $52,168
==========================================================================================================================
Expense Waiver (a)
--------------

Ratio of total expenses to average net assets   N/A               N/A                N/A              N/A             1.00%
Ratio of net investment income to average
   net assets                                   N/A               N/A                N/A              N/A             7.37%
--------------------------------------------------------------------------------------------------------------------------

     (a) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees in effect for the period presented, if applicable. (See Note 2).
(DAGGER) The total return would have been lower had certain expenses not been reduced during the periods shown.
       * Audited by prior auditors.

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
MANAGERS INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock oustanding throughout each year
--------------------------------------------------------------------------------

                                                                        Year ended December 31,
                                             -----------------------------------------------------------------------------
                                              1995              1994               1993             1992*            1991*
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
   BEGINNING OF YEAR                         $14.20            $20.65             $21.13           $21.77           $20.31
                                             ------            ------             ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                       0.93              1.52               1.94             2.58             2.03
   Net realized and unrealized
     gain (loss) on investments                1.45             (6.56)              0.44            (0.40)            1.48
                                             ------            ------             ------           ------           ------
       Total from investment operations        2.38             (5.04)              2.38             2.18             3.51
                                             ------            ------             ------           ------           ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                 (1.03)            (1.41)             (2.28)           (2.40)           (2.05)
   From net realized gain on
     investments                                 --                --              (0.51)           (0.42)              --
   In excess of net realized gain
     on investments                              --                --              (0.07)              --               --
   In excess of net investment income         (0.01)               --                 --               --               --
                                             ------            ------             ------           ------           ------
       Total distributions to shareholders    (1.04)            (1.41)             (2.86)           (2.82)           (2.05)
                                             ------            ------             ------           ------           ------
NET ASSET VALUE, END OF YEAR                 $15.54            $14.20             $20.65           $21.13           $21.77
                                             ======            ======             ======           ======           ======
--------------------------------------------------------------------------------------------------------------------------
Total Return                                  17.27%           (25.00)%(DAGGER)    11.45%(DAGGER)   10.50%(DAGGER)   18.18%
==========================================================================================================================
Ratio of net expenses to average net assets    1.17%             0.85%             0.75%             0.79%            0.69%
Ratio of net investment income to average
   net assets                                  6.33%             8.37%             8.90%            11.30%            9.91%
Portfolio turnover                              506%              240%              253%              278%             172%
Net assets at end of year (000's omitted)   $40,022           $55,986          $271,861          $115,885         $165,358
==========================================================================================================================
Expense Waiver (a)
--------------
Ratio of total expenses to average net assets   N/A              0.92%             0.82%             0.84%           N/A
Ratio of net investment income to average
   net assets                                   N/A              8.30%             8.83%            11.25%           N/A
==========================================================================================================================

     (a) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees in effect for the period presented, if applicable. (See Note 2).
(DAGGER) The total return would have been lower had certain expenses not been reduced during the periods shown.
       * Audited by prior auditors.

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
MANAGERS SHORT GOVERNMENT FUND, MANAGERS SHORT AND INTERMEDIATE BOND FUND
AND MANAGERS INTERMEDIATE MORTGAGE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1995
--------------------------------------------------------------------------------


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Managers Funds (the Trust) is a no-load, diversified, open-end, management investment company, organized as a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended. Currently the Trust is comprised of 10 investment series. Included in this report are Managers Short Government Fund, Managers Short and Intermediate Bond Fund and Managers Intermediate Mortgage Fund, collectively the "Funds."

The Funds' financial statements are prepared in accordance with generally accepted accounting principles, which require the use of management's estimates. The following is a summary of significant accounting policies followed by the
Funds:

   (A) VALUATION OF INVESTMENTS
Fixed income securities are valued based upon valuations furnished by independent pricing services that utilize matrix systems which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Exchange-traded equity securities are valued at the last quoted sales price, or in the absence of any sales, on the basis of the last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Board of Trustees.

Investments in certain mortgage-backed, stripped mortgage-backed and other debt securities, including derivative securities, not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

   (B) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

   (C) INVESTMENT INCOME AND EXPENSES
Interest income is determined on the basis of interest accrued. Discounts and premiums are amortized using the effective interest method when required for Federal income tax purposes. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the Funds in the Trust based upon their average net assets.

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

   (D) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income normally will be declared daily for Managers Short Government Fund and monthly for Managers Short and Intermediate Bond Fund and Managers Intermediate Mortgage Fund. These dividends normally will be payable on the third to the last business day of the month. Distributions of capital gains to shareholders will only be made to the extent that net capital gains realized for tax purposes exceed the Fund's capital loss carryovers, if any.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, option transactions, market discount and losses deferred due to wash sales. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

   (E) REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds' custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by that Fund may be delayed or limited.

   (F) FEDERAL TAXES
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

   (G) CAPITAL LOSS CARRYOVER
As of December 31, 1995, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through December 31, 2003.

                            CAPITAL LOSS
FUND                           AMOUNT     EXPIRES
--------------------------- -----------   -------
Managers--
  Short Government
    Fund                    $ 1,784,953     2001
                             11,560,010     2002
  Short and Intermediate
    Bond Fund                 7,662,253     2003
                              2,344,832     2002
                              2,885,440     1998
                              1,241,453     1997
                                672,784     1996
  Intermediate
    Mortgage Fund            59,251,205     2002
                             20,796,333     2003

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   (H) CAPITAL STOCK
The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At December 31, 1995, certain unaffiliated shareholders, including omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Managers Short Government Fund- one owns 14%; and Managers Short and Intermediate Bond Fund- one owns 11%.

   (I) DELAYED DELIVERY TRANSACTIONS
The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Funds may receive compensation for interest forgone on entering into delayed delivery transactions. The Funds identify cash or securities as segregated in its custodial records with a value at least equal to the amount of the forward purchase commitment.

   (J) FOREIGN CURRENCY TRANSLATION
The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions will represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate that portion of the results of operations resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.


--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Managers Funds, L.P. (the Investment Manager) provides or oversees investment advisory and management services to the Funds under Management Agreements with each Fund. The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio managers, if applicable, and monitors the portfolio manager's investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund. Certain trustees and officers of the Funds are officers of the Investment Manager.

Investment advisory and management fees are paid directly by each Fund to The Managers Funds, L.P. based on each Fund's average daily net assets. The annual investment advisory and management fee rates and waivers as a percentage of average daily net assets for the year ended December 31, 1995, were as follows:

                              INVESTMENT ADVISORY AND
                                  MANAGEMENT FEES
                      -----------------------------------------
                        MAXIMUM       ACTUAL         FEE AT
                      FEE BEFORE     FEE WITH      DECEMBER 31,
FUND                    WAIVER      WAIVERS(A)        1995
------------------    ----------    ----------     ------------
Managers--
 Short Government
  Fund                   0.45%         0.20%          0.20%
 Short and
  Intermediate
  Bond Fund              0.50            --           0.50
 Intermediate
  Mortgage Fund          0.45            --           0.45

(a) Reflects a voluntary fee waiver by the Investment Manager which may be modified or terminated at any time at the sole discretion of the Investment Manager.

The Trust has adopted an Administrative and Shareholder Servicing Agreement. The Managers Funds, L.P. serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders.

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Since March 1, 1995, Managers Short and Intermediate Bond Fund and Managers Intermediate Mortgage Fund each paid a fee to the Administrator at the rate of 0.25% per annum of each Fund's average daily net assets. (Prior to March 1, 1995, this fee was at the rate of 0.20% per annum.) For the year ended December 31, 1995, the Administrator was due a fee from Managers Short Government Fund of 0.20% per annum of the Fund's average daily net assets, all of which was waived since February 1, 1995. This waiver may be modified or terminated at any time at the sole discretion of the administrator. The fees paid to the Administrator are established by the Trustees and may not exceed the annual rate of 0.25% of each Fund's average daily net assets.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees.

(3) PURCHASES AND SALES OF SECURITIES
Portfolio purchases, and sales or maturities, of long-term securities, U.S. Government securities and futures contracts during the year ended December 31, 1995 were as follows:

--------------------------------------------------------------------------------

                                                                      U.S. GOVERNMENT
                                       LONG-TERM SECURITIES           SECURITIES ONLY
                                     -------------------------   -------------------------
  FUND                                 PURCHASES     SALES        PURCHASES      SALES
  ---------------------------------- ------------ ------------   ------------ ------------
  Managers--
   Short Government Fund             $ 18,539,634 $ 26,671,880   $ 14,113,646 $ 19,961,061
   Short and Intermediate Bond Fund    31,722,331   35,927,367     20,487,076   10,744,284
   Intermediate Mortgage Fund         281,700,817  322,874,922     89,625,664   97,506,810

                                       LONG FUTURES CONTRACTS     SHORT FUTURES CONTRACTS
                                     -------------------------   -------------------------
  FUND                                   OPENED      CLOSED         OPENED       CLOSED
  ---------------------------------- ------------ ------------   ------------ ------------
  Managers--
   Short Government Fund             $ 3,744,500   $ 1,668,605    $       --  $        --
   Intermediate Mortgage Fund          33,746,375   33,302,459    44,135,219   44,126,072
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(4) FORWARD COMMITMENTS
Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its Custodian in which it will maintain cash, U.S. government securities or other liquid high-grade debt obligations equal in value to its obligations with respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

   (A) FORWARD FOREIGN CURRENCY CONTRACTS
During the year ended December 31, 1995, Managers Short and Intermediate Bond Fund invested in forward foreign currency exchange contracts. These investments may involve greater market risk than the amounts disclosed in the Fund's financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Funds may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

There were no open forward foreign currency exchange contracts at December 31, 1995.

   (B) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is

--------------------------------------------------------------------------------
                                       28

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

There are several risks in using futures contracts. Futures prices may not correlate perfectly with the behavior of cash market prices of the instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction, or the Fund's portfolio manager may be incorrect in its expectation of future prices. There is also a risk that a secondary market in the instruments that the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so.

A Fund may use futures contracts as a hedge to protect the value of its portfolio against changes in prices of the financial instruments in which it may invest. During the year ended December 31, 1995, Managers Intermediate Mortgage Fund and Managers Short Government Fund each entered into futures contracts to manage the Funds' durations to those of their respective benchmark indices.

 (C) DOLLAR ROLL AGREEMENTS
Managers Short Government Fund and Managers Intermediate Mortgage Fund have entered into dollar roll agreements whereby the Fund sells securities and agrees to repurchase them or substantially similar securities, at a mutually agreed upon date and price. Dollar roll agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase.

In the event the buyer of the securities under a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the dollar roll agreement may effectively be restricted pending such decision.

(5) RISKS ASSOCIATED WITH COLLATERAL MORTGAGE OBLIGATIONS ("CMOS")
    AND INDEXED SECURITIES
The net asset values of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs, inverse floaters, super floaters and other derivatives, whose values can be significantly impacted by interest

--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received from mortgagees, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. In another version of mortgage-related securities, all interest payments go to one class of holders--"Interest Only" or "IO"--and all of the principal goes to a second class of holders--"Principal Only" or "PO." The yield to maturity on an IO is extremely sensitive to the rate of principal prepayments on the related underlying mortgage assets and a rapid rate of principal prepayments may have an adverse effect on yield to maturity. If greater than anticipated prepayments of principal are experienced, the Fund may fail to fully recoup its investment. Conversely, if less than anticipated prepayments of principal occur, the yield on a PO class could be materially affected.

CMOs may have a fixed or variable rate of interest, including inverse floating rate securities on which the interest rates typically decline as market rates increase and increase as market values decline. Accordingly, such instruments can be expected to be more volatile than fixed rate or other variable rate securities.

The Funds may also invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(6) CONTINGENCIES
Two purported class action lawsuits have been filed in the federal district courts of Connecticut and Minnesota against Managers Intermediate Mortgage Fund and Managers Short Government Fund; the Investment Manager; the former portfolio manager; and certain other affiliates and affiliated individuals. The plaintiffs allege that, from May 1, 1992 to June 13, 1994 and from May 10, 1993 to September 12, 1994, for the two Funds, respectively, defendants violated the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and common law by, among other things, failing to disclose adequately the Funds' investment strategies and risks associated with an investment in the Funds. Plaintiffs allege that they suffered unspecified damages based on losses incurred over the course of the respective class periods.


--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

The Managers Funds, its affiliates and affiliated individuals, as well as certain of the other defendants, have filed motions to dismiss these actions, on the basis that, among other grounds, the relevant prospectus fully disclosed the Funds' respective investment strategies and all material risks related to an investment in these Funds, including, but not limited to, the risk of loss of principal. There has been no decision yet from the court relating to the Managers Intermediate Mortgage Fund motion. On November 24, 1995, the defendant's motion to dismiss the suit against Managers Short Government Fund was granted, in part and denied, in part, and the plaintiff was granted leave to file an amended complaint.

Another non-class action lawsuit and an arbitration have been filed against certain of the defendants, among others, and Managers Short and Intermediate Bond Fund based on similar allegations. Certain individual customers, who are potentially members of the class of plaintiffs in the two class action lawsuits referred to above, have asserted that they may file similar lawsuits against certain of the defendants based on similar claims, but have not done so. Management believes that the cases are without merit and intends to defend vigorously against these actions.


--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees of The Managers Funds and the Shareholders of Managers Short Government Fund, Managers Short and Intermediate Bond Fund and Managers Intermediate Mortgage Fund:

We have audited the accompanying statements of assets and liabilities of Managers Short Government Fund, Managers Short and Intermediate Bond Fund and Managers Intermediate Mortgage Fund, including the schedules of portfolio investments, as of December 31, 1995, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 1991 and 1992, presented herein, were audited by other auditors whose report dated February 26, 1993, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managers Short Government Fund, Managers Short and Intermediate Bond Fund and Managers Intermediate Mortgage Fund as of December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

                                      COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 16, 1996

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                                       32

                            THE MANAGERS FUNDS (LOGO)

                      Where Leading Money Managers Converge

FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

CUSTODIAN
State Street Bank and Trust
   Company
1776 Heritage Drive A2N
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Shereff, Friedman, Hoffman &
   Goodman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT
Boston Financial Data
   Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

The Managers Funds

EQUITY FUNDS:
INCOME EQUITY FUND
  Scudder, Stevens & Clark, Inc.
  Spare, Kaplan, Bischel & Associates
CAPITAL APPRECIATION FUND
  Dietche & Field Advisers, Inc.
  Hudson Capital Advisers
SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates
  Westport Asset Management, Inc.
INTERNATIONAL EQUITY FUND
  Scudder, Stevens & Clark, Inc.
  Lazard, Freres & Co.
FIXED INCOME FUNDS:
MONEY MARKET FUND
  Morgan Guaranty Trust Company of New York
SHORT GOVERNMENT FUND
  Jennison Associates Capital Corp.
SHORT AND INTERMEDIATE BOND FUND
  Standish, Ayer & Wood, Inc.
INTERMEDIATE MORTGAGE FUND
  Jennison Associates Capital Corp.
BOND FUND
  Loomis, Sayles & Company, Inc.
GLOBAL BOND FUND
  Rogge Global Partners